Fair Value Measurements - Additional Details (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2015 USD ($) count	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation	$ 200		$ 200
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Description of Objectives, Methodology, and Limitations	Since the key assumptions used in the valuation model, including CEC’s estimated incremental post-emergence cost of borrowing and the expected volatility of CEC’s equity, are significant unobservable inputs, the fair value for the CEC Convertible Notes is classified as Level 3. Should CEC’s estimated incremental cost of borrowing or equity value fluctuate over time, it could result in an increase or decrease in the fair value of the notes and the corresponding restructuring accrual. Specifically, a decrease in the incremental borrowing rate or an increase in the expected volatility of CEC’s Common Stock would result in an increase in the restructuring accrual.
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 7
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 48		47
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure				$ 71
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure				67
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure				$ 0
Fair Value Assumptions, Expected Term	7 years
CEOC | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Number of Instruments Held | count		8
Derivative, Notional Amount		$ 17
Common Stock Subject to Mandatory Redemption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation	$ 1,000		1,000
Common Stock Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded Unconditional Purchase Obligation	1,000
Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 1,100
Fair Value Assumptions, Expected Volatility Rate	30.00%
Fair Value Assumptions, Risk Free Interest Rate	2.20%
Convertible Debt [Member] | CEOC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 1,100		$ 1,100
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Description of Objectives, Methodology, and Limitations	Since the key assumptions used in the valuation model are significant unobservable inputs, the fair value for the call right is classified as Level 3. Should these assumptions fluctuate over time, it could result in an increase or decrease in the fair value of the call right and the corresponding restructuring accrual. Specifically, an increase in the volatility assumptions would result in an increase in the restructuring accrual. We are unable to estimate the fair value related to the Harrah’s New Orleans call right due to uncertainty regarding the negotiation of certain terms that would allow the call right to be exercised for this property.
Estimate of Fair Value Measurement [Member] | Call Option [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Price Earnings Ratio Multiple	167.00%		167.00%
Fair Value Assumption, Expected EBITDAR Volatility	25.00%		25.00%
Fair Value Inputs, Revenue Multiple	0.14		0.15
Fair Value Inputs, Cap Rate	1200.00%		1200.00%
Fair Value Inputs, Comparability Adjustments	0.00%		0.00%
Fair Value Inputs, Long-term Revenue Growth Rate	2.40%		2.40%
Fair Value Inputs, Long-term Pre-tax Operating Margin, Percent	23.20%		23.20%
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 1,100
Debt Instrument, Term			7 years
Fair Value Inputs, Discount Rate			5.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Percent Equity Securities			13.714%
Debt Instrument, Interest Rate, Stated Percentage			4.50%
Fair Value Assumptions, Expected Volatility Rate			35.00%
Fair Value Assumptions, Risk Free Interest Rate			2.30%
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	5.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Percent Equity Securities	13.714%
Debt Instrument, Interest Rate, Stated Percentage	5.00%